Intangible assets - Summary of Commercial Milestone Payment (Detail) $ in Thousands	Nov. 30, 2019 USD ($)
Upon first achieving annual net sales of US$ 20,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	$ 3,500
Initial milestone payments payable aggregate annual installments	7,000
Upon first achieving annual net sales of US$ 200,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	10,000
Upon first achieving annual net sales of US$ 500,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	40,000
Upon first achieving annual net sales of US$ 1,000,000
Disclosure of detailed information about intangible assets [line items]
Initial Milestone Payments Payable	$ 100,000